Chad E. Fickett

Assistant General Counsel

and Assistant Secretary

720 East Wisconsin Avenue

Milwaukee, WI 53202-4797

414 665 1209 office

414 625 5151 fax

chadfickett@northwesternmutual.com

VIA EDGAR

May 1, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-8629

RE:	Northwestern Mutual Variable Life Account II/Survivorship Variable Universal Life

Post-Effective Amendment No. 18 to

Form N-6 Registration Statement (“Registration Statement”)

File Nos.: 333-16308; 811-21933

EDGAR CIK: 0001359314

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2019, for the above-referenced entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6. The Registration Statement was filed electronically with the Securities and Exchange Commission with a filing date of April 26, 2019.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel and Assistant Secretary